Selling, general and administrative expenses - Schedule of expenses (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Distribution expenses	SFr (36,082)	SFr (22,160)	SFr (66,981)	SFr (40,401)
Selling expenses	(20,088)	(12,065)	(36,024)	(22,218)
Marketing expenses	(34,592)	(25,550)	(62,886)	(41,974)
Share-based compensation	5,566	5,590	2,535	(19,891)
General and administrative expenses	(49,301)	(28,781)	(89,844)	(50,216)
Selling, general and administrative expenses	SFr (134,497)	SFr (82,966)	SFr (253,200)	SFr (174,699)